Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005534
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,346	$ 10,226	$ 10,672	$ 11,006	$ 11,306	$ 11,596	$ 11,727	$ 11,721	$ 11,866	$ 11,563	$ 11,962	$ 12,075	$ 12,493	$ 12,792	$ 12,680	$ 12,631	$ 13,673	$ 14,180	$ 14,710	$ 15,246	$ 15,606	$ 15,354	$ 14,823	$ 14,048	$ 13,640	$ 13,693	$ 13,752	$ 13,988	$ 14,347	$ 14,514	$ 15,340	$ 15,704	$ 16,317	$ 16,657	$ 16,739	$ 16,859	$ 17,595	$ 18,155	$ 18,877	$ 19,303
C000169940
Account Value [Line Items]
Accumulated Value	500,000	517,310	511,600	533,925	550,609	565,635	580,459	587,303	587,021	594,278	579,419	599,422	605,402	626,630	641,657	636,037	633,919	686,213	711,675	738,646	765,541	783,982	771,329	744,639	706,361	685,801	688,916	692,100	703,860	722,526	731,199	773,039	791,332	822,763	839,738	844,551	850,473	888,210	916,794	953,644	975,493
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,232	9,908	10,008	10,158	10,283	10,227	10,059	10,120	10,175	10,089	10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000	511,616	495,403	500,416	507,893	514,136	511,326	502,944	505,990	508,741	504,464	518,886	538,376	560,492	558,902	579,506	589,067	596,775	599,611	587,524	586,682	596,272	592,695	571,989	538,444	527,606	516,596	516,381	526,907	521,310	522,690	533,562	533,786	559,349	558,625	564,552	562,924	576,891	590,474	599,896	591,821
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Accumulated Value	10,000	10,329	10,197	10,571	10,820	11,043	11,313	11,336	11,355	11,575	11,292	11,664	11,792	12,213	12,586	12,516	12,669	13,502	13,982	14,215	14,803	15,169	14,919	14,495	13,702	13,236	13,304	13,328	13,519	13,808	13,902	14,614	14,795	15,608	15,840	15,926	16,127	16,863	17,362	18,060	18,323
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 516,435	$ 509,838	$ 528,568	$ 541,022	$ 552,163	$ 565,633	$ 566,784	$ 567,741	$ 578,736	$ 564,584	$ 583,199	$ 589,604	$ 610,644	$ 629,293	$ 625,779	$ 633,468	$ 675,104	$ 699,116	$ 710,746	$ 740,128	$ 758,468	$ 745,956	$ 724,732	$ 685,116	$ 661,810	$ 665,216	$ 666,379	$ 675,949	$ 690,419	$ 695,107	$ 730,706	$ 739,750	$ 780,406	$ 791,982	$ 796,298	$ 806,368	$ 843,128	$ 868,104	$ 903,019	$ 916,162